Note Receivable	9 Months Ended
Jun. 30, 2023
Nukkleus Inc.[Member]
Note Receivable [Line Items]
NOTE RECEIVABLE

NOTE 6 — NOTE RECEIVABLE

As of June 30, 2023, the Company made loans with an aggregate principal of $154,150 to Brilliant. The principal shall be payable promptly after the date on which Brilliant consummates an initial business combination with a target business. The principal may be prepaid at any time. These loans bear a fixed interest rate of 0% per annum. These loans shall not be convertible into any securities of Brilliant, and the Company shall have no recourse with respect to Brilliant’s ability to convert these loans into any securities of Brilliant (See Note 15 — Merger).